Organization and Principal Activities	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

(a)	Principal activities

CCH Holdings Ltd (the “Company” or “CCH”) was incorporated under the laws of the Cayman Islands on December 2, 2024 as an exempted company with limited liability. The Company and its operating subsidiaries (collectively referred to as the “Group”) operate a hotpot restaurant chain in Malaysia, specializing in chicken hotpot and fish head hotpot, mainly under two brands, namely “Chicken Claypot House” and “Zi Wei Yuan”, owned by the wholly owned subsidiaries of the Company, Signature Tasty Claypot House Holding Sdn. Bhd. (“Malaysia Holding”) and Zi Wei Yuan (Raja Uda) Sdn. Bhd. (“Zi Wei Yuan”), respectively. The Company conducts its operations through its wholly owned subsidiaries in Malaysia and is primarily engaged as a restaurant operator, licensor and loyalty owner, and general trader. Currently, the Group has developed a restaurant chain including 18 company-owned restaurant outlets, 17 franchised restaurant outlets in Malaysia, and 6 franchised restaurant outlets overseas.

(b)	Reorganization

In preparation for listing in a stock market of the United States, the Company undertook a reorganization (“Reorganization”) through the following steps:

●	The Company, incorporated on December 2, 2024 under the laws of the Cayman Islands, is an investment holding company of the Group.

●	On May 16, 2025, the Company issued 30,000,000 ordinary shares in total, with a par value of US$0.00001 each, to seven shareholders of Malaysia Holding.

●	On June 5, 2025, 100% equity interest of Malaysia Holding were transferred from the seven shareholders to the Company, and the Company ultimately obtained control in Malaysia Holding and its subsidiaries (referred to as “Operating Subsidiaries”).

The equity interest of the Company was ultimately held as to 54% by Mr. Goh Kok Foong, and the remaining 46% by other six shareholders. The shareholders and their respective equity interests in the Operating Subsidiaries remain similar immediately before and after the Reorganization, with Mr. Goh Kok Foong being the controlling shareholder, who is also the founder and Chief Executive Officer (“CEO”) of the Group.

On September 5, 2025, the Company effected a share surrender of 12,000,000 shares at $0.00001 per share from all shareholders (“Share Surrender”), that is, approximately 40% of ordinary shares were surrendered from every shareholder (with the fractional shares rounding off to the nearest whole share). The Share Surrender had no effect on any shareholders’ proportionate equity interest in the Company. The par value remained at $0.00001 per share following the Share Surrender, and the number of the Company’s issued and outstanding ordinary shares reduced to 18,000,000 shares. As a result, the aggregate par value of the outstanding ordinary shares reduced, with the aggregate share subscription receivable correspondingly reduced. The Share Surrender has no effect on the Company’s total shareholders’ equity.

The Company, together with its wholly owned subsidiaries, resulting from the Reorganization have always been under common control of the same controlling shareholder (i.e. Mr. Goh Kok Foong) before and after the Reorganization and the subsequent Share Surrender (collectively “Recapitalization”). As a result of the Recapitalization, all share and per share data in the consolidated financial statements have been retrospectively adjusted to all periods presented pursuant to ASC 260. The consolidation of the Group has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period, eliminating the effects of intercompany transactions.

The details of the Company’s primary subsidiaries are as follows:

Name	Controlled by	Date of Incorporation	Percentage of Effective Ownership	Principal Activities
Signature Tasty Claypot House Holding Sdn. Bhd. (“STCH Holding”)	The Company	May 8, 2019	100%	Restaurant operation with a central kitchen, licensor and loyalty owner, and general trader
Signature Tasty Claypot House (GH) Sdn. Bhd. (“STCH GH”)	STCH Holding	October 1, 2019	100%	Restaurant operation
Zi Wei Yuan (Raja Uda) Sdn. Bhd. (“ZWY Raja Uda”)	STCH Holding	April 11, 2022	100%	Restaurant operation
CHH KL Group Sdn. Bhd. (“CHH KL”)	STCH Holding	March 9, 2021	100%	Restaurant operation
CCH Tropika Sdn. Bhd. (“CCH Tropika”)	STCH Holding	October 21, 2022	100%	Restaurant operation
GTL F&B Sdn. Bhd. (“GTL F&B”)	STCH Holding	November 11, 2021	100%	Restaurant operation
GEF Family Food Sdn. Bhd. (“GEF”)	GTL F&B	May 11, 2022	80%	Restaurant operation